Earnings (Loss) per Share (Details) - ILS (₪) ₪ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Earnings (loss) attributable to ordinary Shareholders
Basic earnings (loss) for the year	₪ 78	₪ (236)	₪ 210
Effect of diluted per share loss in a subsidiary			(2)
Diluted earnings (loss) for the year	₪ 78	₪ (236)	₪ 208